DEBT (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT INSTRUMENTS
The following table presents the components of outstanding debt (in thousands):

	December 31, 2020	December 31, 2019
Term loan	$190,541	$194,810
Revolving credit facility	4,000	5,000
Delayed draw term loan	8,236	8,429
Notes payable- insurance premium	1,074	—
Total debt	203,851	208,239
Unamortized debt issuance costs	(2,293)	(3,041)
Debt, net	201,558	205,198
Current portion of long-term debt	(7,967)	(4,150)
Long-term debt	$193,591	$201,048

SCHEDULE OF MATURITIES OF LONG-TERM DEBT	The scheduled maturities of our total debt are estimated as follows at December 31, 2020 (in thousands):
(in thousands)
2021	$7,967
2022	8,000
2023	187,884
2024	—
2025 and thereafter	—
$203,851